Note 18 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss on write-down of vessels held for sale	$ 4,595,819	$ 5,924,668	$ 1,641,885
Other investment, impairment loss		4,421,452
Investment in joint venture, impairment loss		14,071,075
Vessel profit participating liability	1,297,100
Fair Value, Measurements, Nonrecurring [Member]
Vessels held for sale, fair value	5,000,000
Other investment, fair value		4,000,000
Other investment, impairment loss		4,421,452
Investment in joint venture, fair value		0
Investment in joint venture, impairment loss		14,071,075
Vessel profit participating liability	1,297,100
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Other investment, fair value
Vessel profit participating liability
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Other investment, fair value
Vessel profit participating liability	1,297,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Other investment, fair value		4,000,000
Investment in joint venture, fair value		0
Vessel profit participating liability
Vessels [Member] | Fair Value, Measurements, Nonrecurring [Member]
Vessels held for sale, fair value		2,946,923
Loss on write-down of vessels held for sale	4,595,819	5,924,668
Vessels [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Vessels held for sale, fair value
Vessels [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Vessels held for sale, fair value	5,000,000	2,946,923
Vessels [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Vessels held for sale, fair value